EXPLORATION AND EVALUATION ASSETS - Disclosure of detailed information about exploration and evaluation expenditures (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	$ 89,161,878	$ 66,348,061
Claims maintenance	25,010	26,038
Engineering	390,903	3,619,508
Exploration and camp support	7,252,245	8,698,630
Permitting	11,033,794	8,176,200
Salary and wages	1,726,836	1,304,283
Share-based payments	645,532	989,158
Exploration and evaluation assets, end of period	$ 110,236,198	$ 89,161,878